Related parties transactions (Tables)	12 Months Ended
Jun. 30, 2020
Related parties transactions
Schedule of Significant transactions between related parties

(a)	The significant related party transactions are summarized as follows:

		2018	2019	2020
	Note	RMB	RMB	RMB
Loans borrowed from a related party	(i)	7,609	—	—
Repayment of loans to a related party	(i)	—	—	(32,079)
Repayment of loans from a related party	(i)	—	12,412	11,850
Interest income from deposits placed with a related party finance entity	(ii)	11,464	24,313	24,798
Net deposits/(withdrawals) of cash at a related party finance entity	(ii)	679,018	(517,185)	265,479
Term deposits placed with a related party finance entity	(ii)	204,000	4,709,697	3,808,762
Maturity of term deposits placed with a related party finance entity	(ii)	401,000	3,526,603	4,279,255
Rental expenses	(iii)	32,486	33,814	—
Purchase of Right-of-use assets	(iii)	—	—	529,406
Interest on lease liabilities	(iii)	—	—	3,624
Payments of lease liabilities	(iii)	—	—	529,377
Payments of expenses by the Group on behalf of related parties	(iv)	9,401	10,312	11,465
Payments of expenses by related parties on behalf of the Group	(iv)	4,612	2,731	3,458
Collection of fees by the Group on behalf of related parties	(iv)	47,070	46,453	34,649
Purchase of leasehold improvement from a related party	(v)	29,098	29,669	106,835
Purchase of food products from related parties	(vi)	38,323	68,963	74,116
Education and management service provided to related parties	(vii)	16,831	33,222	12,241
Other service and product provided to related parties	(viii)	416	3,254	3,464
Service provided by related parties	(ix)	6,884	23,263	19,957
Gains from disposal of affiliated entities to a related party	(x)	5,349	—	—
Acquisition of subsidiaries	(xi)	6,160	—	200
Dividends paid to a non-controlling shareholder of subsidiaries	(xi)	—	7,482	21,145
Payments to a non-controlling shareholder upon the liquidation of subsidiaries	(xi)	—	—	3,713
Capital contribution	(xii)	—	15,000	—

(b)	The significant related party balances are summarized as follows:

		2019	2020
	Note	RMB	RMB
Other receivables due from related parties	(i)(ii)(iii)(iv)(vii) (viii)	91,674	76,646
Cash held at a related party finance entity	(ii)	223,548	489,027
Term deposits placed with a related party finance entity	(ii)	1,387,094	916,601
Other payables due to related parties	(i)(iii)(iv)(v)(vi)(ix)	134,745	136,045
Lease liabilities	(iii)	—	3,628
– Current portion		—	1,338
– Non-current portion		—	2,290

The Company’s majority shareholder, Mr. Feng owns or controls other non-educational services businesses (“Related Party Companies”) that from time to time require short-term financing to support their business operations and working capital needs. After considering the cash on hand and forecasted cash flows to fund its operations, the Group issued financing to Related Party Companies during the periods presented.

(i)      On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.

On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.

During the year ended June 30, 2019, Leonit settled part of the USD loan in cash, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.

During the year ended June 30, 2020, Leonit settled part of the USD loan in cash, amounting to USD1,700 (equivalent to RMB11,850) to the Company, while Hailiang Consulting repaid part of the RMB loan, amounting to RMB 32,079 thousand to Hailiang Group.

As of June 30, 2019 and 2020, the USD loan made to Leonit of USD11,530 (equivalent to RMB79,265) and USD9,830 (equivalent to RMB69,591) was included in “Other receivables due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB67,524 was included in “Other payables due to related parties”, respectively.

(ii)     As of June 30, 2019 and 2020, the Group has cash held at a related party finance entity of  RMB223,548 and RMB489,027, respectively. During the year ended June 30, 2019, net amount of RMB517,185 were withdrawn from Hailiang Finance. During the years ended June 30, 2018 and 2020, net amount of RMB679,018 and RMB265,479 were placed with Hailiang Finance, respectively. The cash held at a related party finance entity is held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time.

During the years ended June 30, 2018, 2019 and 2020, term deposits of RMB204,000,  RMB4,709,697 and RMB3,808,762 were placed with Hailiang Finance, and RMB401,000,  RMB3,526,603 and RMB4,279,255 were matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows.

As of June 30, 2019 and 2020, the Group has term deposits with maturities ranging from three months to one year amounting to RMB1,387,094 and RMB916,601 that are placed at Hailiang Finance, respectively.

The interest income from the deposits during the years ended June 30, 2018, 2019 and 2020 amounted to RMB11,464,  RMB24,313 and RMB24,798, respectively. Interest receivable as of June 30, 2019 and 2020 amounted to RMB4,916 and RMB4,478, respectively, which was included in "Other receivables due from related parties".

(iii)    The Group leases the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, a related party controlled by Mr. Feng. In addition, Haibo Education and Haibo Logistics lease the office space and warehouse from Nanchang Hongtou Property Management Co., Ltd, (“Nanchang Hongtou”), a related party before October 30, 2019 and owned by Mr. Honggen Min, who is the controlling shareholder of Nanchang Baishu. The Group also leases some office spaces from Hangzhou Hailiang Real Estate Co., Ltd, (“Hailiang Real Estate”), a related party controlled by Mr. Feng. The leasing terms and rental amounts are as follows:

		2018	2019
	Leasing Period	RMB	RMB
Rental from Hailiang Investment	October 11, 2017 ~ June 30, 2037	30,965	31,504
Rental from Nanchang Hongtou	July 1, 2017 ~ June 30, 2022	1,521	1,580
Rental from Hailiang Real Estate	June 11, 2018 ~ September 30, 2025	—	730
Total		32,486	33,814

The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at July 1,2019 to recognize right-of-use assets relating to leases which were previously classified as operating leases under IAS 17. After initial recognition of right-of-use assets at July 1, 2019, the Group as a lessee is required to recognize the depreciation of right-of-use assets, instead of the previous policy of recognizing rental expenses incurred under operating leases on a straight-line basis over the lease term. Under this approach, the comparative information is not restated. See note 3.

On September 6, 2019, the Group entered into a series of supplementary contracts with Hailiang Investment regarding the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, pursuant to which, on September 12, 2019, the Group purchased right-of-use assets of RMB524,996 regarding the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment for the remaining lease period until June 30, 2037.  Regarding other lease contracts with Hailiang Investment and Hailiang Real Estate, the Group initially recognized right-of-use assets of RMB4,410 as at July 1, 2019 or the commencement date of the lease. During the year ended June 30, 2020, the Group recognized interest expense of RMB3,624 on lease liabilities and settled lease liabilities of RMB529,377 relating to the above lease contracts with Hailiang Investment and Hailiang Real Estate.

On September 6, 2019, the Group terminated the lease contract with Nanchang Hongtou due to the liquidation of Haibo Education and Haibo Logistics.

As of June 30, 2020, the above unsettled balances of RMB3,628 were recognized in “Lease liabilities”.

(iv)    During the years ended June 30, 2018, 2019 and 2020, the Group paid expenses, which mainly include staff related expenses and other miscellaneous expenses, of RMB 9,401, RMB10,312 and RMB11,465 respectively on behalf of the related parties. Such amount is receivable on demand, and the related parties repaid RMB8,794,  RMB10,007 and RMB10,083 to the Group during the years ended June 30, 2018, 2019 and 2020, respectively.

During the years ended June 30, 2018, 2019 and 2020, the related parties paid expenses, which mainly include staff related expenses and other miscellaneous expenses, of RMB4,612,  RMB2,731 and RMB3,458 respectively on behalf of the Group. Such amount is due and payable on demand, and the Group repaid RMB4,124,  RMB4,663 and RMB2,759 to the related parties during the years ended June 30, 2018, 2019 and 2020, respectively.

During the years ended June 30, 2018, 2019 and 2020, the Group collected amounts of RMB47,070,  RMB46,453 and RMB34,649, mainly on behalf of Ming Kang Hui supermarkets, which are operated by Zhejiang Ming Kang Hui Food Co., Ltd., a related party controlled by Mr. Feng. Such amount is due and payable on demand, and the Group repaid RMB48,428,  RMB47,429 and RMB32,502 to related parties during the years ended June 30, 2018, 2019 and 2020, respectively.

The above unsettled balances were included in “Other payables due to related parties” and “Other receivables due from related parties” as of June 30, 2019 and 2020, respectively.

(v)     The Group entered into a series of leasehold improvement contracts with Heng Zhong Da Construction Limited Company (“Heng Zhong Da"), a company over which Mr. Feng has significant influence, for the leasehold improvement of classroom buildings, dining halls, student dormitories.

During the years ended June 30, 2018, 2019 and 2020, the Group purchased leasehold improvement service from Heng Zhong Da of RMB29,098,  RMB29,669 and RMB106,835 respectively.

As of June 30, 2019 and 2020, the above unsettled balances of RMB11,260 and RMB42,033 were recognized in “Other payables due to related parties”.

(vi)    The Group purchased food products from Zhejiang Ming Kang Hui E-Commerce Co., Ltd. and Ming Kang Hui Ecological Agriculture Group Co., Ltd. (collectively referred as “Ming Kang Hui”), two companies controlled by Mr. Feng, amounting to RMB38,323 and RMB68,963 during the years ended June 30, 2018 and 2019, respectively. The Group purchased food products from Ming Kang Hui Ecological Agriculture Group Co., Ltd. and Zhuji Hailiang Food Co., Ltd., a related party controlled by Mr. Feng, totally amounting to RMB74,116 during the year ended June 30, 2020.

As of June 30, 2019 and 2020, the above unsettled balances of RMB18,516 and RMB11,387 were recognized in “Other payables due to related parties”.

(vii)   Education and management service provided to related parties are as follow:

	2018	2019	2020
	RMB	RMB	RMB
Education and management service provided to managed schools	12,275	28,344	8,818
Service provided to Ming Kang Hui	4,556	4,878	3,423
Total	16,831	33,222	12,241

Pursuant to the strategic cooperation agreement signed with Hailiang Group and Hailiang investment, the Group provided education and management services to Hailiang Kindgarten, Zhuji Hailiang Jinshan Kindgarten and Tianma Kindgarten, which were controlled by Hailiang Group, and other 19 schools controlled by Hailiang Investment, including Xiantao No.1 Middle School, Xinchang Nanrui Experimental School, Feicheng Hailiang Foreign Language school, Jinhua Hailiang Foreign Language School and 15 schools controlled by Xinyu Baishu Technology Service Co., Ltd. ("Xinyu Baishu"). Education and management service fees of RMB12,275,  RMB28,344 and RMB8,818 were charged to the abovementioned schools during the years ended June 30, 2018, 2019 and 2020, respectively.

On October 30, 2019, Hailiang Investment disposed all of the equity interest in Xinyu Baishu and hence Xinyu Baishu is not considered as a related party to the Group since then.

The Group provided service to Ming Kang Hui supermarkets, which are operated by Zhejiang Ming Kang Hui Food Co., Ltd., controlled by Mr. Feng, in the Group’s campuses, amounting to RMB4,556,  RMB4,878 and RMB3,423 during the years ended June 30, 2018, 2019 and 2020, respectively.

(viii)  Other service and product provided to related parties mainly include daily consumables sold to related parties, hotel services and etc.

(ix)    The Group received IT services, physical examination services, travel services and other services from related parties controlled by Hailiang Group, amounting to RMB6,884,  RMB23,263 and RMB19,957 during the years ended June 30, 2018, 2019 and 2020.

As of June 30, 2019 and 2020, the above unsettled balances of RMB420 and RMB9,160 were recognized in “Other payables due to related parties”.

(x)     The gains were recognized from disposal of Hailiang Kindergarten, Tianma Kindergarten and Chuzhou School (see Note 8 (iii) for additional details), amounting to RMB3,285,  RMB1,683 and RMB381 during the year ended June 30, 2018, respectively.

(xi)     In August 2017, Haibo Education and Haibo Logistics were incorporated by Xinyu Baishu, an entity ultimately controlled by Mr. Feng. The contributed capitals from Xinyu Baishu in Haibo Education and Haibo Logistics were RMB6,000 and RMB5,000, respectively. In January 2018, Xinyu Baishu transferred 56% equity interests in each of Haibo Education and Haibo Logistics to Ningbo Haoliang with considerations of RMB3,360 and RMB2,800, respectively. The considerations were equivalent to the cost of 56% of the contributed capital.

In January 2018, Xinyu Baishu also transferred the remaining 44% equity interest in Haibo Education and Haibo Logistics to Nanchang Baishu, a related party of the Company. The 44% equity interests owned by Nanchang Baishu were recorded as non-controlling interests.

In November 2018, Haibo Education and Haibo Logistics declared and fully paid dividends amounting to RMB6,075 and RMB1,407 to Nanchang Baishu, respectively.

In September 2019, Haibo Education and Haibo Logistics declared and fully paid dividends amounting to RMB17,670 and RMB3,475 to Nanchang Baishu, respectively.

In December 2019, net assets attributable to Nanchang Baishu was paid upon the liquidation of Haibo Education and Haibo Logistics, totally amounting to RMB3,713.

In July 2019, the Company acquired 100% shares of Zhuji Tianma Boya Training Center Co., Ltd. with the consideration of RMB100 from Hailiang Investment.

In May 2020, the Company acquired 100% shares of Zhuji Yuesheng Management Consulting Co., Ltd. with the consideration of RMB100 from Hailiang Investment.

(xii)   Mr. Feng, paid awards of RMB15,000 to the Group's outstanding teachers to recognize their outstanding performance and contributions during the year ended June 30, 2019. The transaction is accounted for as a deemed contribution from a controlling shareholder.

Schedule of detailed information about leasing term and rental amount

(iii)    The Group leases the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, a related party controlled by Mr. Feng. In addition, Haibo Education and Haibo Logistics lease the office space and warehouse from Nanchang Hongtou Property Management Co., Ltd, (“Nanchang Hongtou”), a related party before October 30, 2019 and owned by Mr. Honggen Min, who is the controlling shareholder of Nanchang Baishu. The Group also leases some office spaces from Hangzhou Hailiang Real Estate Co., Ltd, (“Hailiang Real Estate”), a related party controlled by Mr. Feng. The leasing terms and rental amounts are as follows:

		2018	2019
	Leasing Period	RMB	RMB
Rental from Hailiang Investment	October 11, 2017 ~ June 30, 2037	30,965	31,504
Rental from Nanchang Hongtou	July 1, 2017 ~ June 30, 2022	1,521	1,580
Rental from Hailiang Real Estate	June 11, 2018 ~ September 30, 2025	—	730
Total		32,486	33,814

Schedule of Transactions with key management personnel

(c)   Transactions with key management personnel

Remuneration of the directors and key management personnel of the Group for the years ended June 30, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
	RMB	RMB	RMB
Short-term benefits	8,162	5,713	5,549